Other reserve - Summary of Other Reserve (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of Other Reserve [Line Items]
Employee restricted shares - The company			$ (1,701)
Disposal of investment in associates	$ 973,609	$ 32,551		$ 16,929
Foreign currency translation reserve [member]
Disclosure of Other Reserve [Line Items]
Beginning balance	14,516		65,593	10,600
Adjust Balance on Other Reserve			65,593
Currency translation differences - The company	(104,198)		(51,077)	(232,652)
Currency translation differences - Disposal of a subsidiary				287,645
Ending balance	(89,682)		14,516	65,593
Amounts recognized in other comprehensive income (loss) and accumulated in equity relating to non-current assets held for sale [member]
Disclosure of Other Reserve [Line Items]
Beginning balance				287,645
Currency translation differences - Disposal of a subsidiary				(287,645)
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income [member]
Disclosure of Other Reserve [Line Items]
Beginning balance	106,898
Effect on initial application of IFRS 9			42,843
Adjust Balance on Other Reserve			42,843
Evaluation adjustment - The Company	(52,549)		85,022
Evaluation adjustment - Associates	5,093		(2,438)
Evaluation adjustment related tax - The Company	7,016		(18,529)
Disposal of investment in associates	(72)
Ending balance	66,386		106,898
Unrealized gain on valuation of available -for-sale financial assets [member]
Disclosure of Other Reserve [Line Items]
Beginning balance			678
Effect on initial application of IFRS 9			(678)
Evaluation adjustment - Associates				678
Ending balance				678
Unearned employee awards [member]
Disclosure of Other Reserve [Line Items]
Beginning balance	(1,701)		(54,570)	(200,204)
Effect on initial application of IFRS 9			0
Adjust Balance on Other Reserve			(54,570)
Employee restricted shares - The company	1,701		52,869	145,634
Ending balance			(1,701)	(54,570)
Other reserves [member]
Disclosure of Other Reserve [Line Items]
Beginning balance	119,713		11,701	98,041
Effect on initial application of IFRS 9			42,165
Adjust Balance on Other Reserve			53,866
Currency translation differences - The company	(104,198)		(51,077)	(232,652)
Employee restricted shares - The company	1,701		52,869	145,634
Evaluation adjustment - The Company	(52,549)		85,022
Evaluation adjustment - Associates	5,093		(2,438)	678
Evaluation adjustment related tax - The Company	7,016		(18,529)
Disposal of investment in associates	(72)
Ending balance	$ (23,296)		$ 119,713	$ 11,701